Payroll costs, share based payments and management incentive schemes	12 Months Ended
Dec. 31, 2022
Employee Benefits And Share-Based Payments [Abstract]
Payroll costs, share based payments and management incentive schemes	Payroll costs, share based payments and management incentive schemes
(a)Payroll costs
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Production	4,189	3,310	3,043
Administration, distribution & sales	3,892	2,193	1,647
Total number of employees	8,081	5,503	4,690
The increase in the average number of employees in the table above for the year ended December 31, 2022 compared with the year ended December 31, 2021 is primarily due to the full year impact of including the Fortenova Acquisition which was acquired on September 30, 2021.
The increase in the average number of employees in the year ended December 31, 2021 compared with the year ended December 31, 2020 is primarily due to the Fortenova Acquisition as set out above as well as the acquisition of Findus Switzerland on December 31, 2020.
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
Wages and salaries	293.6	266.4	276.4
Social security costs	72.9	56.1	49.2
Other pension costs	19.6	18.1	14.6
Total payroll costs	386.1	340.6	340.2
(b)Share based payments
The Company's discretionary share award scheme, the LTIP, enables the Company’s Compensation Committee to make grants in the form of rights over ordinary shares (“Awards”), to any Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to senior management also serving as a director, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares.
Non-Executive Director Restricted Share Awards
In accordance with the Board approved independent Non-Executive Director compensation guidelines, each independent Non-Executive Director is entitled to a grant of $100,000 of restricted shares annually on the date of the annual general meeting, valued at the closing market price for such shares on this date. The restricted shares vest on the earlier of thirteen months from the date of grant or the date of the Company’s next annual meeting of shareholders.

On June 17, 2020 after the Company's annual general meeting of shareholders, the then current Non-Executive Directors were granted 32,140 restricted stock awards at a share price of $21.78. The Non-Executive Directors restricted share awards identified above vested on June 30, 2021 and 24,406 were issued. Of the total 32,140 number of shares vesting, 7,734 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
On June 30, 2021, after the Company's annual general meeting of shareholders, the then current Non-Executive Directors were granted 24,759 restricted share award at a share price of $28.27. The Non-Executive Directors restricted share awards identified above vested on July 1, 2022 and 13,817 were issued. Of the total 24,759 number of shares vesting, 3,537 shares have not yet been issued and 7,405 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
On July 1, 2022, after the Company's annual general meeting of shareholders, the then current Non-Executive Directors were granted 29,676 restricted stock awards at a share price of $20.22.
The total charge for Non-Executive Director grants within the Statement of Consolidated Profit or Loss for the year ended December 31, 2022 for stock compensation awards was €0.6 million (year ended December 31, 2021: €0.8 million; year ended December 31, 2020: €0.7 million).
Director and Senior Management Share Awards
As part of its long term incentive initiatives, the Company has outstanding awards over 2,699,157 ordinary shares granted to certain members of its management team (the “Management Share Awards”) as of the following award dates:

	January 1, 2018 Award	January 1, 2019 Award	January 1, 2020 Award	January 1, 2021 Award	January 1, 2022 Award	Other Awards	Total
Number of awards outstanding at January 1, 2022	431,790	152,695	645,093	787,277	—	—	2,016,855
New awards granted in the period	—	—	—	—	964,518	176,000	1,140,518
Awards vested and issued in the period	(237,800)	—	—	—	—	—	(237,800)
Forfeitures in the period	—	—	(46,920)	(103,728)	(69,768)	—	(220,416)
Number of awards outstanding at December 31, 2022	193,990	152,695	598,173	683,549	894,750	176,000	2,699,157

The 2018 award has vesting conditions based on cumulative EBITDA performance over four years and Company share price performance over two years to five years. During 2021, the Compensation Committee of the Board of Directors amended the non-market condition targets for this award due to recent acquisitions, which did not increase its incremental fair value. The share price and EBITDA performance conditions for the 2018 award are weighted 50% each per performance target.
•For the 2018 award, for the share price target, the initial two-year period was through to January 1, 2020 and the subsequent three-year period is through to January 1, 2023.
•For the four-year cumulative EBITDA Performance Condition vested on January 1, 2022.
For the 2019, 2020, 2021 and 2022 awards, those grants have vesting conditions based on cumulative EBITDA performance, cumulative Net Sales and Company share price performance over three years. During 2021, the Compensation Committee of the Board of Directors amended the non-market condition targets for these awards due to recent acquisitions, which did not increase their incremental fair value. In addition, the 2020 award had a holding period of one-year that has been removed from the vesting period. The 2021 award was issued late in 2021 with a performance period starting January 1, 2021.
In September 2019, 173,293 restricted share awards were granted as part of the 2019 Management Share Award. The performance period associated with the award began as of January 1, 2019. The 2019 awards have vesting conditions based on three-year cumulative EBITDA and net sales, and Company share price performance measures. One third of the total share award is assigned to each type of performance measure. All shares are subject to a holding period of an additional year and require that the participants to the scheme are still actively employed during the entire four year period, through January 1, 2023.
For the 2020, 2021 and 2022 Management Share Awards, the awards will vest upon the Company achieving a range of performance conditions including cumulative EBITDA, cumulative net sales and share price performance measures over a three-year period. The cumulative EBITDA and Cumulative Net Sales tranches of shares are equally weighted, being worth 37.5% of the total award each. The Share Price Tranche is worth 25% of the total award. Specific information on each grant is further included below.
In January 2020, 761,979 restricted share awards were granted as part of the 2020 Management Share Award. The performance period associated with the award began on January 1, 2020. All shares vest, subject to satisfaction of the award conditions, on January 1, 2023.
In late 2021, 820,202 restricted share awards were granted as part of the 2021 Management Share Award. The performance period associated with the award began on January 1, 2021. All shares vest, subject to satisfaction of the award conditions, on January 1, 2024.
In January 2022, 1,140,518 restricted share awards were granted as part of the 2022 Management Share Award and two new restricted share award plans ("Other awards"). The performance period associated with the awards began either on January 1, 2022 or January 1, 2023. All shares vest, subject to satisfaction of a range of award conditions from January 2025 to January 2026, with the majority of shares vesting January 1, 2025, subject to certain Company performance conditions.
In January 2021, 1,041,953 restricted shares granted as part of the 2016 Management Share Awards vested as a result of the satisfaction of the applicable Share Price Performance Condition (based on a share price of $25.42), resulting in the issuance of 587,633 ordinary shares to participants in the LTIP (net of 454,320 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
In January 2021, 368,154 restricted shares granted as part of the 2017 Management Share Awards vested as a result of the satisfaction of the applicable Share Price Performance Condition (based on a share price of $25.42), resulting in the issuance of 217,228 ordinary shares to participants in the LTIP (net of 150,926 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
In February 2021, 451,719 restricted shares granted as part of the 2017 Management Share Awards vested as a result of the satisfaction of the applicable EBITDA Performance Condition (based on a share price of $25.89 at time of vesting), resulting in the issuance of 271,451 ordinary shares to participants in the LTIP (net of 180,268 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
In March 2022, 237,800 restricted shares granted as part of the 2018 Management Share Awards vested as a result of the satisfaction of the applicable EBITDA Performance Condition (based on a share price of $25.17 at time of vesting), resulting in the issuance of 137,810 ordinary shares to participants in the LTIP (net of 99,990 ordinary shares held back from issue by the Company as settlement towards personal tax liabilities arising on the vested ordinary shares).
The stock compensation charge reported within the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 related to the director and senior management share awards is €7.5 million (year ended December 31, 2021: €4.3 million: year ended December 31, 2020: €8.3 million).
The Company calculates the cost of the Management Share Awards based upon their fair value using the Monte Carlo Model, which is considered to be the most appropriate methodology considering the restricted shares only vest once the market performance conditions have been satisfied.
The inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of the valuation date are now as follows:

	January 1, 2018 award	January 1, 2019 award	January 1, 2020 award	January 1, 2021 award	January 1, 2022 award *
Grant date price	$16.72	$20.15	$22.37	$25.42	$25.39
Exercise price	$—	$—	$—	$—	$—
Expected life of restricted share	1.50 - 4.00 years	4.00 years	4.00 years	3.00 years	3.00 years
Expected volatility of the share price	22.7%	24.0%	24.4%	30.0%	28.0%
Dividend yield expected	—%	—%	—%	—%	—%
Risk free rate	2.55%	1.33%	1.70%	0.24%	1.15%
Employee exit rate	14.0%	14.0%	27.3%	14.0%	14.0%
EBITDA Performance Target Condition	35.0%	35.0%	35.0%	35.0%	35.0%
*Note: The table above does not include details on awards that only require continued employment over the vesting period and have only non-company wide specific performance conditions.

The expected volatility of the share price inputs above were estimated by referencing selected quoted companies which are considered to exhibit some degree of comparability with the Company, as the Company has only been listed for approximately six years.

Based on the latest assessments of fair value and the number of shares expected to vest, the total fair values in respect of the Restricted Shares are:

•2018 award - $1.6 million (€1.3 million)
•2019 award - $1.4 million (€1.2 million)
•2020 award - $4.8 million (€4.3 million)
•2021 award - $7.0 million (€5.8 million)
•2022 award - $7.6 million (€6.6 million)
•Other 2022 awards - $2.8 million (€2.4 million)